Other long-term obligations - Schedule of other long term obligations (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
DSU liabilities	$ 21,361	$ 13,159
Long-term contract liabilities	16,114	0
Other	3,526	3,275
Other long term obligations	134,357	18,576
MacKellar
Business Acquisition [Line Items]
Obligation related to acquisition	93,356	0
DGI
Business Acquisition [Line Items]
Obligation related to acquisition	$ 0	$ 2,142